Income Tax (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income (loss) before income tax expense
Income (Loss) recorded in The Netherlands	$ 54	$ 264	$ (376)
Income (loss) from foreign operations	282	427	(1,120)
Income (Loss) before income tax benefit (expense)	336	691	(1,496)
Income tax benefit (expense)
The Netherlands taxes - current	(11)	(3)	4
Foreign taxes - current	(104)	(53)	(54)
Current taxes	(115)	(56)	(50)
The Netherlands taxes - deferred	(2)	(4)
Foreign deferred - taxes	(64)	(89)	145
Income tax benefit (expense)	$ (181)	$ (149)	$ 95